Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund X
Entity Central Index Key	0000792989
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	31,783
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 365,237	$ 484,880
Property Net	2,183,115	2,105,093
Uncollected Rental Revenue	95,149	175,275
Prepaid Advertising	3,972
Other Assets	68,623	56,625
TOTAL	2,716,096	2,821,873
LIABILITIES:
Distribution due to Partners	200,650	200,650
Incentive Management Fee Liability	322,840	340,800
Property Management Fee Liability	312,497	310,727
Deferred Income	39,644	32,545
Accrued Expenses	24,969	19,679
Other Liabilities	193,382	205,134
Total Liabilities	1,093,982	1,109,535
PARTNERS' EQUITY:
General Partners	(125,806)	(124,904)
Limited Partners	1,747,920	1,837,242
Total Partners' Equity	1,622,114	1,712,338
TOTAL	$ 2,716,096	$ 2,821,873

Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES:
Self-storage rental income	$ 564,162	$ 537,480	$ 1,598,199	$ 1,667,326
Ancillary operating revenue	57,898	54,298	160,019	156,132
Interest and other income	38	53	114	186
TOTAL	622,098	591,831	1,758,332	1,823,644
EXPENSES:
Depreciation	7,082	2,794	11,992	5,617
Operating	299,688	246,034	846,353	871,804
General and administrative	71,712	51,598	236,990	204,685
General partners' incentive management fee	18,060	18,058	54,176	54,174
Property management fee	28,099	30,978	86,668	91,156
Total	424,641	349,462	1,236,179	1,227,436
NET INCOME	197,457	242,369	522,153	596,208
AGGREGATE INCOME ALLOCATED TO:
General partners	1,975	2,424	5,222	5,962
Limited partners	195,482	239,945	516,931	590,246
TOTAL	197,457	242,369	522,153	596,208
Weighted average limited partnership units outstanding	31,783	31,783	31,783	31,783
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 6.15	$ 7.55	$ 16.26	$ 18.57

Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (124,904)	$ 1,837,242	$ 1,712,338
Net Income Allocation	5,222	516,931	522,153
Distributions	(6,124)	(606,253)	(612,377)
BALANCE, Ending at Sep. 30, 2011	$ (125,806)	$ 1,747,920	$ 1,622,114

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 522,153	$ 596,208
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	11,992	5,617
Changes in assets and liabilities:
Other assets	64,156	(21,452)
Incentive management fee payable to General Partners	(17,960)
Property management fees payable	1,770	(293)
Customer deposits and other liabilities	637	32,069
Net cash provided by operating activities	582,748	548,011
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(90,014)	(30,028)
Net cash used in investing activities	(90,014)	(30,028)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(612,377)	(614,965)
Payments on capital lease obligations
Net cash used in financing activities	(612,377)	(614,965)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(119,643)	(96,982)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	484,880	508,792
CASH AND CASH EQUIVALENTS AT END OF PERIOD	365,237	411,810
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	200,650	200,650

General	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
General

DSI Realty Income Fund X (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated December 16, 1985 and restated to April 15, 1986. The General Partners are DSI Properties, Inc., a California corporation and RJC Capital Management, LLC and JWC Capital Management, LLC.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold thirty-one thousand seven hundred eighty-three (31,783) units of limited partnership interests aggregating Fifteen Million Eight Hundred Ninety One Thousand Five Hundred Dollars ( $15,891,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The accompanying unaudited interim financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. These unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Partnership's annual report on Form 10-K for the year ended December 31, 2010.

Fair Value of Financial Instruments

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Reclassifications

Certain amounts previously reported have been reclassified to conform to the current period presentation. The reclassifications were made to change the income statements presentation. The reclassifications had no effect on net income or assets and liabilities.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Partnership must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for the Partnership beginning in fiscal 2012. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at September 30, 2011 and December 31, 2010 were as follows:

	September 30, 2011	December 31, 2010
Land	$ 2,076,627	$ 2,076,627
Buildings and improvements	11,023,143	10,933,129
Rental trucks under capital leases	157,604	157,604
Total	13,257,374	13,167,360
Less accumulated depreciation	(11,074,259)	(11,062,267)
Property – net	$ 2,183,115	$ 2,105,093

Net Income Per Limited Partnership Unit	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Net Income Per Limited Partnership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.

Allocation of Profits and Losses	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash distributions to limited partners in the fund and the payment of such fee is subordinated to a cumulative return to the limited partners of 8.1% of the offering proceeds.

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into a management agreement with Dahn to operate its mini-storage facilities. The management agreement provides for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to  $86,668 and  $91,156, for the nine month periods ended September 30, 2011 and 2010, respectively. Amounts payable to Dahn at September 30, 2011 and December 31, 2010 were  $312,497 and  $310,727, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of  $4,221. Tax fees paid to DSI Properties, Inc. for the nine month period ended September 30, 2011 were  $12,664.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

Events subsequent to September 30, 2011, have been evaluated through the date these unaudited interim financial statements were issued to determine whether they should be disclosed to keep the unaudited interim financial statements from being misleading. Management found no subsequent events that should be disclosed.